SIGNIFICANT ACCOUNTING POLICIES - Impairment of fixed and intangible assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Assets classified as held for sale			$ (396)
Impairment of PP&E	$ (10,783)
Goodwill of subsidiaries	(15,941)
Other assets	(284)	$ 1,455	(504)
Total	(27,008)	$ 1,455	$ (900)
Impairment losses	$ 26,724